Revenue, Performance Obligations, Deferred Revenue and Deferred Costs - Summary of Deferred Costs (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Deferred Sales Commissions
Deferred Costs [Line Items]
Current	$ 2,440	$ 1,674	$ 1,100
Non-current	4,169	3,069	2,100
Total	6,609	4,743
Deferred Service Costs
Deferred Costs [Line Items]
Current	669	755	800
Non-current	2,002	2,173	$ 2,300
Total	$ 2,671	$ 2,928